Assets held for sale, Details of assets held for sale (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Sep. 09, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Apr. 30, 2024
Assets held for sale [Abstract]
Assets held for sale		$ 41,242		$ 28,642
Arroyo II Loan and Investment in Pemcorp [Member]
Assets held for sale [Abstract]
Assets held for sale				$ 28,700
Monterrey [Member]
Assets held for sale [Abstract]
Ownership interest				70.00%
Gains on sale of equity interest		11,989	$ 0
Net proceeds from sales of interests in associates		41,200
Monterrey [Member] | Top of range [member]
Assets held for sale [Abstract]
Additional proceeds from sales of interests in associates					$ 7,000
AYES Canada [Member]
Assets held for sale [Abstract]
Ownership interest	100.00%
Assets held for sale		$ 2,000
Gains on sale of equity interest	$ 200
Net proceeds from sales of interests in associates	$ 2,000